TAXES AND CONTRIBUTIONS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
TAXES AND CONTRIBUTIONS
Current assets	R$ 2,766,765	R$ 2,831,414
Non-current asset	3,178,769	2,715,445
Current liabilities	1,021,353	1,146,169
Non-current liability	198,782	372,488
IRPJ
TAXES AND CONTRIBUTIONS
Current assets	1,389,967	1,194,549
Current liabilities	47,646	26,475
CSLL
TAXES AND CONTRIBUTIONS
Current assets	789,935	719,676
Current liabilities	22,980	10,133
IRRF/CSRF
TAXES AND CONTRIBUTIONS
Current assets	437,379	607,620
Current liabilities	46,542	148,513
PIS / COFINS - Sales Taxes
TAXES AND CONTRIBUTIONS
Current assets	33,795	68,572
Non-current asset	244,909	233,416
Current liabilities	544,868	707,786
Non-current liability	122,465	250,153
INSS/FGTS
TAXES AND CONTRIBUTIONS
Current assets	11,054	8,244
Current liabilities	106,611	85,876
PAES/REFIS
TAXES AND CONTRIBUTIONS
Current assets	0	0
Non-current asset	0	0
Current liabilities	46,327	69,492
Non-current liability	76,317	89,569
ICMS
TAXES AND CONTRIBUTIONS
Current assets	53,572	171,428
Non-current asset	358,267	125,901
Current liabilities	64,045	39,801
Non-current liability	0	0
ISS
TAXES AND CONTRIBUTIONS
Current assets	3,981	3,504
Current liabilities	88,742	18,810
IRRF
TAXES AND CONTRIBUTIONS
Non-current asset	2,575,568	2,351,320
Non-current liability	0	32,766
Others
TAXES AND CONTRIBUTIONS
Current assets	47,082	57,821
Non-current asset	25	4,808
Current liabilities	53,592	39,283
Non-current liability	R$ 0	R$ 0